Insurance (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Components of Insurance Claims and Policyholder Liabilities

Components of unearned insurance premium reserves, claim reserves and benefit reserves were as follows:

(dollars in millions)
December 31,	2016	2015

Finance receivable related:
Payable to OMH:
Unearned premium reserves	$508	$574
Claim reserves	78	88
Subtotal (a)	586	662

Payable to third-party beneficiaries:
Unearned premium reserves	98	66
Benefit reserves	105	113
Claim reserves	20	22
Subtotal (b)	223	201

Non-finance receivable related:
Unearned premium reserves	86	91
Benefit reserves	388	388
Claim reserves	60	67
Subtotal (b)	534	546

Total	$1,343	$1,409

(a)	Reported as a contra-asset to net finance receivables.

(b)	Reported in insurance claims and policyholder liabilities.

Schedule of Changes in Liability for Unpaid Claims and Loss Adjustment Expenses, Net of Reinsurance Recoverable

Changes in the reserve for unpaid claims and loss adjustment expenses (not considering reinsurance recoverable):

(dollars in millions)
At or for the Years Ended December 31,	2016	2015	2014

Balance at beginning of period	$177	$70	$68
Less reinsurance recoverables	(26)	(22)	(22)
Net balance at beginning of period	151	48	46
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	-	104	-
Additions for losses and loss adjustment expenses incurred to:
Current year	203	83	65
Prior years *	(20)	5	(3)
Total	183	88	62
Reductions for losses and loss adjustment expenses paid related to:
Current year	(124)	(63)	(39)
Prior years	(78)	(26)	(21)
Total	(202)	(89)	(60)
Net balance at end of period	132	151	48
Plus reinsurance recoverables	26	26	22
Balance at end of period	$158	$177	$70

*	Reflects (i) a redundancy in the prior years’ net reserves of $20 million at December 31, 2016 primarily due to credit disability and credit involuntary unemployment insurance claims developing more favorably than anticipated (ii) a shortfall in the prior years’ net reserves of $5 million at December 31, 2015 primarily resulting from increased estimates for claims incurred in prior years as claims have developed and (iii) a redundancy in the prior years’ net reserves of $3 million at December 31, 2014 primarily resulting from the settlement of claims incurred in prior years for amounts that were less than expected.

Short-duration Insurance Contracts, Claims Development

Incurred claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2016, were as follows:

	Years Ended December 31,					At December 31, 2016
(dollars in millions)	2012(a)	2013(a)	2014(a)	2015(a)	2016	Incurred-but- not-reported Liabilities (b)	Cumulative Number of Reported Claims	Cumulative Frequency (c)
Credit Insurance
Accident Year
2012	$145	$136	$132	$130	$129	$1	53,887	3.0%
2013	-	140	127	125	124	3	54,043	2.9%
2014	-	-	145	132	130	9	55,861	3.0%
2015	-	-	-	138	129	19	57,197	3.0%
2016	-	-	-	-	138	63	51,662	2.8%
Total					$650

(a)	Unaudited.

(b)	Includes expected development on reported claims.

(c)	Frequency for each accident year is calculated as the ratio of all reported claims incurred to the total exposures in force.

Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2016, were as follows:

	Years Ended December 31,
(dollars in millions)	2012*	2013*	2014*	2015*	2016
Credit Insurance
Accident Year
2012	$70	$109	$120	$125	$128
2013	-	68	105	115	121
2014	-	-	71	110	121
2015	-	-	-	71	109
2016	-	-	-	-	75
Total					$554

All outstanding liabilities before 2012, net of reinsurance					-
Liabilities for claims and claim adjustment expenses, net of reinsurance					$96

*	Unaudited.

The reconciliations of the net incurred and paid claims development to the liability for claims and claim adjustment expenses were as follows:

(dollars in millions)
December 31,	2016	2015*	2014*

Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance:
Credit insurance	$96	$105	$111
Other short-duration insurance lines	20	25	31
Total	116	130	142

Reinsurance recoverable on unpaid claims:
Other short-duration insurance lines	22	22	22

Insurance lines other than short-duration	20	25	25
Acquired business included above	-	-	(119)
Total gross liability for unpaid claims and claim adjustment expense	$158	$177	$70

*	Unaudited.

Short-duration Insurance Contracts, Schedule of Historical Claims Duration	Our average annual percentage payout of incurred claims by age, net of reinsurance, as of December 31, 2016, were as follows:
Years	1	2	3	4	5
Credit insurance	54.7%	29.7%	8.5%	4.4%	2.2%

Schedule of Statutory Net Income for Insurance Companies by Type of Insurance

Statutory net income (loss) for our insurance companies by type of insurance was as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Property and casualty:
Yosemite Insurance Company (“Yosemite”)	$11	$15	$16
Triton Insurance Company (“Triton”)	14	3	-

Life and health:
Merit Life Insurance Co. (“Merit”)	$20	$(1)	$(2)
American Health and Life Insurance Company (“AHL”)	71	11	-

Schedule of Statutory Capital and Surplus for Insurance Companies by Type of Insurance

Statutory capital and surplus for our insurance companies by type of insurance were as follows:

(dollars in millions)
December 31,	2016	2015

Property and casualty:
Yosemite	$63	$76
Triton	139	181

Life and health:
Merit	$133	$123
AHL	215	184